As filed with the Securities and Exchange	Registration No. 333-85618
Commission on September 17, 2007	Registration No. 811-07935

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
Pre-Effective Amendment No.	[ ]
Post-Effective Amendment No. 24	[ X ]
and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
Amendment No.	[ X ]

SEPARATE ACCOUNT NY-B
(Exact Name of Registrant)

RELIASTAR LIFE INSURANCE COMPANY OF NEW YORK
(Name of Depositor)
1000 Woodbury Road, Suite 208
Woodbury, NY 11797
(800) 963-9539
(Address and Telephone Number of Depositor’s Principal Offices)

John S. (Scott) Kreighbaum, Esq.
ReliaStar Life Insurance Company of New York
1475 Dunwoody Drive
West Chester, PA 19380
(610) 425-3404
(Name and Address of Agent for Service of Process)

Approximate Date of Proposed Public Offering:
As soon as practical after the effective date of the Registration Statement

It is proposed that this filing will become effective (check appropriate box):
[ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on (date) pursuant to paragraph (b) of Rule 485
[ X ]	60 days after filing pursuant to paragraph (a)(1) of Rule 485
[ ] on (date) pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Title of Securities Being Registered:
Deferred Combination Variable and Fixed Annuity Contracts

PART A

THE INFORMATION IN THIS SUPPLEMENT TO THE PROSPECTUS IS NOT COMPLETE AND WILL BE CHANGED. WE MAY NOT SELL THESE SECURITIES UNTIL THE REGISTRATION STATEMENT FILED WITH THE SECURITIES AND EXCHANGE COMMISSION IS EFFECTIVE. THIS PROSPECTUS SUPPLEMENT IS NOT AN OFFER TO SELL THESE SECURITIES IN ANY STATE WHERE THE OFFER OR SALE IS NOT PERMITTED.

SUPPLEMENT Dated [____________], 2007
To The Prospectuses Dated September 4, 2007 For:

ING Empire Traditions Variable Annuity Contracts Issued By
ReliaStar Life Insurance Company of New York

This supplement updates the prospectus. Please read it carefully and keep it with your copy of the prospectus for future reference. If you have any questions, please call our Customer Service Center at 1-800-366-0066.

The ING LifePay Plus and Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (MGWB) riders are now available in place of our ING LifePay and Joint LifePay Minimum Guaranteed Withdrawal Benefit riders (subject to broker/dealer availability). If you already own a Contract with an ING LifePay or Joint LifePay rider, you may have an opportunity to replace that rider with the ING LifePay Plus or Joint LifePay Plus rider. Please contact us for more information and eligibility details.

1. Under the “FEES AND EXPENSES” section on page 2, replace the “Optional Living Benefit Rider Charges” tables with:

                                                                        Optional Living Benefit Rider Charges1

Minimum Guaranteed Accumulation Benefit “MGAB” rider:

Current Annual Charge
Maximum Annual Charge	(Charge Deducted Quarterly)

1.00% of the MGAB Charge Base[2]	0.65% of the MGAB Charge Base[2]

Minimum Guaranteed Income Benefit “MGIB” rider:

Maximum Annual Charge	Current Annual Charge

1.50% of the MGIB Benefit Base[3]	0.75% of the MGIB Benefit Base[3]

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge if Reset	Current Annual Charge
Benefit Elected[4]	(Charge Deducted Quarterly)

2.00% of the ING LifePay Plus Base	0.60% of the ING LifePay Plus Base

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit rider:

Maximum Annual Charge if Reset	Current Annual Charge
Benefit Elected[5]	(Charge Deducted Quarterly)

2.50% of the ING Joint LifePay Plus Base	0.85% of the ING Joint LifePay Plus Base

ING LifePay Minimum Guaranteed Withdrawal Benefit rider:[6]

Maximum Annual Charge if Reset	Current Annual Charge
Benefit Elected[7]	(Charge Deducted Quarterly)

1.20% of the contract value	0.50% of the contract value

ING Joint LifePay Minimum Guaranteed Withdrawal Benefit rider:[8]

Maximum Annual Charge if Reset	Current Annual Charge
Benefit Elected[9]	(Charge Deducted Quarterly)

1.50% of the contract value	0.75% of the contract value

1	An optional rider charge, expressed as a percentage of contract value that is rounded to the nearest hundredth of one percent, is deducted from the contract value in your subaccount allocations. You may add only one optional rider to your Contract.

2	The MGAB Charge Base is calculated based on total premiums and any premium credits, if applicable, within a two-year period from the rider date. Please see “Charges and Fees – Optional Rider Charges – Minimum Guaranteed Accumulation Benefit (“MGAB”)” and “Living Benefit Riders – Minimum Guaranteed Accumulation Benefit Rider (“MGAB”)” later in this prospectus for more information.

3	The MGIB Benefit Base is equal to the greater of the MGIB Rollup Base and the MGIB Ratchet Base and is calculated based on eligible premiums and premium credits, if applicable. Please see “Charges and Fees – Optional Riders – Minimum Guaranteed Income Benefit (MGIB)” and “The Annuity Contract – Optional Riders – Minimum Guaranteed Income Benefit Rider (MGIB)” later in this prospectus for more information.

4	We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus)” and “Living Benefit Riders – ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider” later in this prospectus.

5	We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus)” and “Living Benefit Riders – ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider” later in this prospectus.

6	Effective [______________], this rider is no longer available. [TO BE COMPLETED BY AMENDMENT.]

7	We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay)” and “Living Benefit Riders – ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider” later in this prospectus.

8	Effective [______________], this rider is no longer available. [TO BE COMPLETED BY AMENDMENT.]

9	We may increase the charge for this rider if you elect the reset option after your first five contract years, but subject to the maximum annual charge. Please see “Charges and Fees – Optional Rider Charges – ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay)” and “Living Benefit Riders – ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay) Rider” later in this prospectus.

2. Also under the “FEES AND EXPENSES” section on page 3, replace the Separate Account Annual Charges Tables and the introductory paragraph that precedes them with:

The next two tables show the total annual charges you could pay based on the amounts you have invested in the subaccounts (unless otherwise indicated), for the Contract and each death benefit and the most expensive combination of riders possible. Maximum and current charges are shown, but not the Annual Contract Administrative Charge. Also, these tables do not show the Trust or Fund Expenses. Please note that the bases for some charges may differ somewhat. For example, the charge for the ING Joint LifePay Plus MGWB rider is based on the ING Joint LifePay Plus Base, which can be higher than contract value, leading to higher charges than would be the case if it were based on contract value. Nevertheless, for purposes of these tables, we have assumed that the value of the amounts invested in the subaccounts and the ING Joint LifePay Plus Base are both the same as the contract value. The charge for the Premium Credit Option lasts for your first seven contract years following the credit.

Separate Account Annual Charge Tables

MAXIMUM CHARGES	Option	Option	Option
	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Maximum ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	2.50%	2.50%	2.50%
Total	4.25%	4.45%	4.60%

CURRENT CHARGES	Option	Option	Option
	Package I	Package II	Package III

Mortality & Expense Risk Charge	1.10%	1.30%	1.45%
Asset-Based Administrative Charge	0.15%	0.15%	0.15%
Premium Credit Option Charge	0.50%	0.50%	0.50%
Current ING Joint LifePay MGWB Rider
Charge (as percentage of the ING Joint
LifePay Plus Base)	0.85%	0.85%	0.85%
Total	2.60%	2.80%	2.95%

3. Also under the “FEES AND EXPENSES” section on page 4, replace the Example with:

Example

This example is intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. The example assumes that you invest $10,000 in the Contract for the time periods indicated. The costs reflected are the maximum charges for the Contract with the most expensive death benefit option and the most expensive living benefit rider. The example also assumes that your investment has a 5% return each year and assumes the maximum Trust or Fund Expenses. Excluded are the premium credit option and its charge, premium taxes and any transfer charges.

Although your actual costs may be higher or lower, based on these assumptions, your costs would be: [TO BE COMPLETED BY AMENDMENT.]

1) If you surrender or annuitize* your contract at the end of the applicable time period:
1 year	3 years	5 years	10 years
$[____]	$[____]	$[____]	$[____]

2) If you do not surrender your contract:
1 year	3 years	5 years	10 years
$[____]	$[____]	$[____]	$[____]

*	Surrender charges may apply if you choose to annuitize your Contract within the first year, and under certain circumstances, within the first seven contract years.

Compensation is paid for the sale of the Contracts. For information about this compensation, see “Selling the Contract.”

4. Under the “CHARGES AND FEES” section on page 13, in between the paragraphs about the charge for the Minimum Guaranteed Income Benefit (MGIB) and the ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay), add:

     ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING LifePay Plus) Rider Charge. The charge for the ING LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.00%	0.60%

This quarterly charge is a percentage of the ING LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can change upon a reset after your first five contract years. You will never pay more than the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders – ING LifePay Plus/Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Riders.”

     ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (ING Joint LifePay Plus) Rider Charge. The charge for the ING Joint LifePay Plus rider, a living benefit, is deducted quarterly from your contract value:

Maximum Annual Charge	Current Annual Charge

2.50%	0.85%

This quarterly charge is a percentage of the ING Joint LifePay Plus Base. We deduct the charge in arrears based on the contract date (contract year versus calendar year). In arrears means the first charge is deducted at the end of the first quarter from the contract date. If the rider is added after contract issue, the rider and charges will begin on the next following quarterly contract anniversary. The charge will be pro-rated when the rider is terminated. Charges are deducted through the date your rider enters either the Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status. Automatic Periodic Benefit Status or Lifetime Automatic Periodic Benefit Status occurs if your contract value is reduced to zero and other conditions are met. The current charge can be subject to change upon a reset after your first five contract years. You will never pay more than the maximum annual charge. For more information about how this rider works, including when Lifetime Automatic Periodic Benefit Status begins, please see “Living Benefit Riders - ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit Rider.”

5. Under the “LIVING BENEFIT RIDERS” section on page 33, before the paragraphs about the ING LifePay Minimum Guaranteed Withdrawal Benefit (ING LifePay) Rider, add:

ING LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING LifePay Plus”) Rider. The ING LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of the annuitant, even if these withdrawals deplete your Contract value to zero. You may wish to purchase this rider if you are concerned that you may outlive your income.

     Purchase. In order to elect the ING LifePay Plus rider, the annuitant must be the owner or one of the owners, unless the owner is a non-natural owner. Joint annuitants are not allowed. The maximum issue age is 80. The issue age is the age of the owner (or the annuitant if there are joint owners or the owner is non-natural) on the Contract anniversary on which the rider is effective. Some broker-dealers may limit the availability of the rider to younger ages. The ING LifePay Plus rider is available for Contracts issued on and after [_______________] that do not already have a living benefit rider (subject to broker/dealer availability). The ING LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Also, the ING LifePay Plus rider will not be issued if any contract value is allocated to a Fixed Interest Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the rider to be elected after a contract has been issued without it, subject to certain conditions. Contact the Customer Service Center for more information. Such election must be received in good order, including compliance with the investment restrictions described below. The rider will be effective as of the following quarterly Contract anniversary.

Rider Date. The rider date is the date the ING LifePay Plus rider becomes effective. If you purchase the ING LifePay Plus rider when the Contract is issued, the rider date is also the Contract date.

No Cancellation. Once you purchase the ING LifePay Plus rider, you many not cancel it unless you: a) cancel the Contract during the Contract’s free look period; b) surrender the Contract; c) begin the income phase and start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING LifePay Plus rider.

Termination. The ING LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you while you are living and while your Contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your Contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING LifePay Plus rider; or

2)	die during the accumulation phase (first owner to die if there are multiple Contract owners, or death of annuitant if Contract owner is not a natural person), unless your spouse beneficiary elects to continue the Contract.

The ING LifePay Plus rider will also terminate if there is a change in Contract ownership (other than a spousal beneficiary continuation on your death). Other circumstances that may cause the ING LifePay Plus rider to terminate automatically are discussed below.

     How the ING LifePay Plus Rider Works. The ING LifePay Plus rider has both phases and statuses. Through the lifetime of the ING LifePay Plus rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase – Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old your annuitant is when you take your first withdrawal.

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59 ½ has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Automatic Periodic Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal until the remaining amount that is guaranteed is exhausted. If your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then the Contract and the ING LifePay Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Guaranteed Withdrawal Status, your rider may not enter Automatic Periodic Benefit Status.

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59 ½ has passed, and continues until certain circumstances occur as noted in the “Lifetime Guaranteed Withdrawal Status” below. Lifetime Automatic Periodic Benefit Status is a status that only begins if you contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual Withdrawal. If your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then the Contract and the ING LifePay Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Lifetime Guaranteed Withdrawal Status, your rider may not enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING LifePay Plus Base (referred to as the “MGWB Base” in the Contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING LifePay Plus rider on the Contract date, the initial ING LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)	If you purchased the ING LifePay Plus rider after the Contract date, the initial ING LifePay Plus Base is equal to the Contract value on the effective date of the rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial ING LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING LifePay Plus Base is recalculated as the greater of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first ten contract anniversaries ONLY after the Annuitant has reached age 59 ½, the ING LifePay Plus Base is recalculated as the greatest of:

  The current ING LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.” (Any premium credits applied during the preceding 36 monthsare excluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year that the Annuitant is age 59 ½ after the rider date.

The ING LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the Contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING LifePay Plus rider (see “ING LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

     Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the annuitant reaching age 59 ½ has not yet passed. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the annuitant reaching age 59 ½, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING LifePay Plus Base to zero, at which time the rider will terminate;

3)	the date annuity payments begin (see “The Income Phase”);

4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender of the Contract; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

The rider’s status changes to Automatic Periodic Benefit Status if you declined reset into the Lifetime Guaranteed Withdrawal Status and in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Automatic Periodic Benefit Status, other than the payments as provided under the ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Automatic Periodic Benefit Status” below. As described below, certain features of the ING LifePay Plus rider may differ depending on whether you are in Guaranteed Withdrawal Status.

     Lifetime Guaranteed Withdrawal Status. This status begins on the date of your first withdrawal, provided the quarterly contract anniversary following the annuitant’s age 59 ½ has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the annuitant reaching age 59 ½. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)	the surrender of the Contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING LifePay Plus rider may differ depending on whether you are in Lifetime Guaranteed Withdrawal Status.

     Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the Contract value and 2) the ING LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the annuitant on the date the Withdrawal Phase begins, is as follows:

Maximum Annual
Annuitant Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

* If the Withdrawal Phase begins before the quarterly contract anniversary on or after the annuitant reaches age 59-1/2, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING LifePay Plus Base dollar-for-dollar, under what the rider refers to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the annuitant reaches age 59 ½, the ING LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined, the Maximum Annual Withdrawal percentage never changes for the Contract, except as provided for under spousal continuation. See “Continuation After Death – Spouse,” below. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING LifePay Plus rider’s Growth Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals. The amount of your withdrawal or withdrawals in any Contract year that, when added together, do not exceed the Maximum Annual Withdrawal do not reduce the Maximum Annual Withdrawal. However, if the total amount of your withdrawals in any Contract year exceeds the Maximum Annual Withdrawal, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the amount of the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a Contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a Contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Appendix G, Illustration 1 and 2 for examples of this concept.

     Required Minimum Distributions. Withdrawals taken from the Contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING LifePay Plus rider and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceed the Maximum Annual Withdrawal for a specific Contract year will not be deemed excess withdrawals in that Contract year for purposes of the ING LifePay Plus rider, subject to the following rules:

1)	If your Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to this Contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current Contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current calendar year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual Withdrawal Amount. See “ING LifePay Plus Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix G, Illustrations 3 and 4.

     Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the Contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

     Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	other than as provided under the ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits);

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     Lifetime Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Lifetime Guaranteed Withdrawal Status, the rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the rider enters Lifetime Automatic Periodic Benefit Status:

1)	other than as provided under the ING LifePay Plus rider, the Contract will provide no further benefits (including death benefits);

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will cease upon the death of the annuitant at which time both the rider and the Contract will terminate. The rider will remain in Lifetime Automatic Periodic Benefit Status until it terminates without value upon the annuitant’s death.

If when the ING LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     ING LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

     Investment Option Restrictions. While the ING LifePay Plus rider is in effect, there are limits on the portfolios to which your Contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such Contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

     Accepted Funds. Currently, Accepted Funds are[TO BE UPDATED BY AMENDMENT.]: ING Franklin Templeton Founding Strategy Portfolio; ING LifeStyle Moderate Portfolio; ING LifeStyle Moderate Growth Portfolio; ING LifeStyle Growth Portfolio; ING MFS Total Return Portfolio; ING T. Rowe Price Capital Appreciation Portfolio; ING Van Kampen Equity and Income Portfolio; ING Liquid Assets Portfolio; and Fixed Account II. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to Contract value allocated to such portfolios after the date of the change.

     Fixed Allocation Funds. The ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are designated as the Fixed Allocation Funds. You may allocate your contract value to one or both Fixed Allocation Funds. We consider the ING VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

     Other Funds. All portfolios available under the Contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

     Fixed Allocation Funds Automatic Rebalancing. If the Contract value in the Fixed Allocation Funds is less than 20% of the total Contract value allocated to both the Fixed Allocation Funds and Other Funds on any ING LifePay Plus Rebalancing Date, we will automatically rebalance the Contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING LifePay Plus Rebalancing Dates occur on each Contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you;

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the Contract. However, if the other automatic rebalancing under the Contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING LifePay Plus rider if you do not wish to have your Contract value reallocated in this manner.

     Death of Owner or Annuitant. The ING LifePay Plus rider and charges will terminate on the date of death of the owner (or in the case of joint owners, the first owner), or the annuitant if there is a non-natural owner.

     Continuation After Death – Spouse. If the surviving spouse of the deceased owner continues the Contract (see “Death Benefit Choices – Continuation After Death – Spouse”), the rider will also continue on the next quarterly contract anniversary, provided the spouse becomes the annuitant and sole owner.

If the rider is in the Growth Phase at the time of spousal continuation:

1)	The rider will continue in the Growth Phase;

2)	On the date the rider is continued, the ING LifePay Plus Base will be reset to equal the greater of the ING LifePay Plus Base and the then current Contract value;

3)	The ING LifePay Plus charges will restart and be the same as were in effect prior to the claim date;

4)	Ratchets, which stop on the claim date, are restarted, effective on the date the rider is continued;

5)	Any remaining step-ups will be available, and if the rider is continued before an annual contract anniversary when a step-up would have been available, then that step-up will be available;

6)	The Maximum Annual Withdrawal percentage will be determined as of the date of the first withdrawal, whenever it occurs, and will be based on the spouse’s age on that date; and

7)	The rider’s Standard Withdrawal Benefit will be available until the quarterly contract anniversary on or after the spouse is age 59 ½.

If the rider is in the Withdrawal Phase at the time of spousal continuation:

1)	The rider will continue in the Withdrawal Phase.

2)	The rider’s charges will restart on the date the rider is continued and be the same as were in effect prior to the claim date.

3)	On the quarterly Contract anniversary that the date the rider is continued:

(a) If the surviving spouse was not the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider. Withdrawals causing the Contract value to fall to zero will terminate the Contract and the rider.

(b) If the surviving spouse was the annuitant before the owner’s death, then the ING LifePay Plus Base will be reset to the current Contract value, only if greater, and the Maximum Annual Withdrawal is recalculated by multiplying the new ING LifePay Plus Base by the Maximum Annual Withdrawal percentage based on the surviving spouse’s age on that date. Withdrawals are permitted pursuant to the other provisions of the rider.

4)	The rider charges will restart on the quarter Contract anniversary that the rider is continued and will be the same as were in effect prior to the claim date.

     Effect of ING LifePay Plus Rider on Death Benefit. If you die before Lifetime Automatic Periodic Benefit Status begins under the ING LifePay Plus rider, the death benefit is payable, but the rider terminates. However, if the beneficiary is the owner’s spouse, and the spouse elects to continue the Contract, the death benefit is not payable until the spouse’s death. Thus, you should not purchase this rider with multiple owners, unless the owners are spouses. See “Death of Owner or Annuitant” and “Continuation After Death –Spouse,” above for further information.

While in Lifetime Automatic Periodic Benefit Status, if the owner who is not the annuitant dies, we will continue to pay the periodic payments that the owner was receiving under the ING LifePay Plus rider to the beneficiary. While in Lifetime Automatic Periodic Benefit Status, if an owner who is also the annuitant dies, the periodic payments will stop. No other death benefit is payable.

While the rider is in Automatic Periodic Benefit Status, if the owner dies, the remaining ING LifePay Plus Base will be paid to the beneficiary in a lump sum.

     Change of Owner or Annuitant. Other than as provided above under “Continuation After Death- Spouse,” you may not change the annuitant. The rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation as described above;

2)	change of owner from one custodian to another custodian;

3)	change of owner from a custodian for the benefit of an individual to the same individual;

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	change in trust as owner where the individual owner and the grantor of the trust are the same individual;

7)	change of owner from an individual to a trust where the individual owner and the grantor of the trust are the same individual; and

8)	change of owner from a trust to an individual where the individual owner and the grantor of the trust are the same individual.

     Surrender Charges. If you elect the ING LifePay Plus rider, the amount of your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your Contract value is zero, the periodic payments under the ING LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the Contract. See Appendix [___] for examples.

       Loans. No loans are permitted on Contracts with the ING LifePay Plus rider.

     Taxation. For more information about the tax treatment of amounts paid to you under the ING LifePay Plus Rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

6. Also under the “LIVING BENEFITS RIDERS” section beginning on page 37, replace the paragraphs about the “ING Joint LifePay Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay”) Rider” with:

ING Joint LifePay Plus Minimum Guaranteed Withdrawal Benefit (“ING Joint LifePay Plus”) Rider. The ING Joint LifePay Plus rider generally provides, subject to the restrictions and limitations below, that we will guarantee a minimum level of annual withdrawals from the Contract for the lifetime of both you and your spouse, even if these withdrawals deplete your contract value to zero. You may wish to purchase this rider if you are married and are concerned that you and your spouse may outlive your income.

     Purchase. The ING Joint LifePay Plus rider is only available for purchase by individuals who are married at the time of purchase and eligible to elect spousal continuation (as defined by the Tax Code) when the death benefit becomes payable. We refer to these individuals as spouses. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. See “Ownership, Annuitant, and Beneficiary Requirements,” below.

The maximum issue age is 80. Both spouses must meet these issue age requirements on the contract anniversary on which the ING Joint LifePay Plus rider is effective. The issue age is the age of the owners on the Contract anniversary on which the rider is effective. Some broker dealers may limit the maximum issue age to ages younger than age 80, but in no event lower than age 55. We reserve the right to change the minimum or maximum issue ages on a nondiscriminatory basis. The ING Joint LifePay Plus rider is available for Contracts issued on and after [_______________] that do not already have a living benefit rider (subject to broker/dealer availability). The ING Joint LifePay Plus rider will not be issued if the initial allocation to investment options is not in accordance with the investment option restrictions described in “Investment Option Restrictions,” below. Also, the ING Joint LifePay Plus rider will not be issued if any contract value is allocated to a Fixed Interest Division, nor may you subsequently allocate contract value to a Fixed Interest Division. The Company in its discretion may allow the ING Joint LifePay Plus rider to be elected after a contract has been issued without it, subject to certain conditions. Please contact our Customer Service Center for more information. Such election must be received in good order, including owner, annuitant, and beneficiary designations and compliance with the investment restrictions described below. The ING Joint LifePay Plus rider will be effective as of the following quarterly contract anniversary.

     Ownership, Annuitant, and Beneficiary Designation Requirements. Certain ownership, annuitant, and beneficiary designations are required in order to purchase the ING Joint LifePay Plus rider. These designations depend upon whether the contract is issued as a nonqualified contract, an IRA or a custodial IRA. In all cases, the ownership, annuitant, and beneficiary designations must allow for the surviving spouse to continue the contract when the death benefit becomes payable, as provided by the Tax Code. Non-natural, custodial owners are only allowed with IRAs (“custodial IRAs”). Joint annuitants are not allowed. The necessary ownership, annuitant, and/or beneficiary designations are described below. Applications that do not meet the requirements below will be rejected. We reserve the right to verify the date of birth and social security number of both spouses.

     Nonqualified Contracts. For a jointly owned contract, the owners must be spouses, and the annuitant must be one of the owners. For a contract with only one owner, the owner’s spouse must be the sole primary beneficiary, and the annuitant must be one of the spouses.

     IRAs. There may only be one owner, who must also be the annuitant. The owner’s spouse must be the sole primary beneficiary.

     Custodial IRAs. While we do not maintain individual owner and beneficiary designations for IRAs held by an outside custodian, the ownership and beneficiary designations with the custodian must comply with the requirements listed in “IRAs” above. The annuitant must be the same as the beneficial owner of the custodial IRA. We require the custodian to provide us the name and date of birth of both the owner and the owner’s spouse.

     Rider Date. The ING Joint LifePay Plus rider date is the date the ING Joint LifePay Plus rider becomes effective. If you purchase the ING Joint LifePay Plus rider when the contract is issued, the ING Joint LifePay Plus rider date is also the contract date.

     No Cancellation. Once you purchase the ING Joint LifePay Plus rider, you many not cancel it unless you: a) cancel the contract during the contract’s free look period; b) surrender the Contract; c) start receiving annuity payments; or d) otherwise terminate the Contract pursuant to its terms. These events automatically cancel the ING Joint LifePay Plus rider.

     Termination. The ING Joint LifePay Plus rider is a “living benefit,” which means the guaranteed benefits offered are intended to be available to you and your spouse while you are living and while your contract is in the accumulation phase. The optional rider automatically terminates if you:

1)	terminate your contract pursuant to its terms during the accumulation phase, surrender your Contract, or begin receiving income phase payments in lieu of payments under the ING Joint LifePay Plus rider;

2)	die during the accumulation phase (first owner to die in the case of joint owners, or death of annuitant if the contract is a custodial IRA), unless your spouse elects to continue the contract (and your spouse is active for purposes of the ING Joint LifePay Plus rider); or

3)        change the owner of the contract (other than a spousal continuation by an active spouse).

See “Change of Owner or Annuitant,” below. Other circumstances that may cause the ING Joint LifePay Plus rider to terminate automatically are discussed below.

     Active Status. Once the ING Joint LifePay Plus rider has been issued, a spouse must remain in “active” status in order to exercise rights and receive the benefits of the ING Joint LifePay Plus rider after the first spouse’s death by electing spousal continuation. In general, changes to the ownership, annuitant, and/or beneficiary designation requirements noted above will result in one spouse being designated as “inactive.” Inactive spouses are not eligible to continue the benefits of the ING Joint LifePay Plus rider after the death of the other spouse. Once designated “inactive,” a spouse may not regain active status under the ING Joint LifePay Plus rider. Specific situations that will result in a spouse’s designation as “inactive” include the following:

1)	For nonqualified contracts where the spouses are joint owners, the removal of a joint owner (if that spouse does not automatically become sole primary beneficiary pursuant to the terms of the contract), or the change of one joint owner to a person other than an active spouse.

2)	For nonqualified contracts where one spouse is the owner and the other spouse is the sole primary beneficiary, as well as for IRA contracts (including custodial IRAs), the addition of a joint owner who is not also an active spouse or any change of beneficiary (including the addition of primary beneficiaries).

3)	In the event of the death of one spouse (in which case the deceased spouse becomes inactive).

An owner may also request that one spouse be treated as inactive. In the case of joint-owned contracts, both contract owners must agree to such a request. An inactive spouse is not eligible to exercise any rights or receive any benefits under the ING Joint LifePay Plus rider. However, all charges for the ING Joint LifePay Plus rider will continue to apply, even if one spouse becomes inactive, regardless of the reason. You should make sure you understand the impact of beneficiary and owner changes on the ING Joint LifePay Plus rider prior to requesting any such changes.

A divorce will terminate the ability of an ex-spouse to continue the contract. See “Divorce,” below.

     How the ING Joint LifePay Plus Rider Works. The ING Joint LifePay Plus rider has both phases and statuses. Through the lifetime of the ING Joint LifePay Plus rider, you will be in one of two phases: the Growth Phase or the Withdrawal Phase. As detailed below, the Growth Phase begins on the effective date of the rider and ends as of the business day before you take your first withdrawal, or before you begin to receive annuity payments. The Growth Phase is subject to the latest date for annuitization allowed under your Contract. See “The Income Phase – Restrictions on Start Dates and the Duration of Payments.” During the Growth Phase, no benefits under the ING Joint LifePay Plus rider are being paid out; rather, during the Growth Phase, premiums and investment growth under your contract continue to accumulate. The Withdrawal Phase follows the Growth Phase and begins once you take your first withdrawal or annuity payment, whichever occurs first. During the Withdrawal Phase, you may withdraw guaranteed amounts from your Contract, subject to the terms and conditions noted in this section.

During the Withdrawal Phase, this rider has four different statuses that come in a pair to fulfill your withdrawal guarantee: Guaranteed Withdrawal Status and Automatic Periodic Benefit Status; and Lifetime Guaranteed Withdrawal Status and Lifetime Automatic Periodic Benefit Status. Together, these status pairs operate to fulfill the rider’s withdrawal guarantee and depend on how old your annuitant is when you take your first withdrawal. Guaranteed

Guaranteed Withdrawal Status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed, and continues until certain circumstances occur as noted in “Guaranteed Withdrawal Status” below. Automatic Periodic Benefit Status is a status that only begins if your contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal until the remaining amount that is guaranteed is exhausted. If your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then the Contract and the ING LifePay Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Guaranteed Withdrawal Status, your rider may not enter Automatic Periodic Benefit Status.

Lifetime Guaranteed Withdrawal Status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed, and continues until certain circumstances occur as noted in the “Lifetime Guaranteed Withdrawal Status” below. Lifetime Automatic Periodic Benefit Status is a status that only begins if you contract value is depleted to zero for reasons other than withdrawals that exceed the Maximum Annual Withdrawal, as discussed more thoroughly below. In Lifetime Automatic Periodic Benefit Status, you are no longer entitled to make withdrawals. Instead, under the ING LifePay Plus rider, you will begin to receive periodic payments in an amount equal to the Maximum Annual Withdrawal. If your contract value is depleted because of withdrawals that exceed the Maximum Annual Withdrawal, then the Contract and the ING LifePay Plus rider will terminate without value. While the Withdrawal Phase of your rider may begin in Lifetime Guaranteed Withdrawal Status, your rider may not enter Lifetime Automatic Periodic Benefit Status.

Benefits paid under the ING Joint LifePay Plus rider require the calculation of the Maximum Annual Withdrawal. The ING Joint LifePay Plus Base (referred to as the “MGWB Base” in the contract) is used to determine the Maximum Annual Withdrawal and is calculated as follows:

1)	If you purchased the ING Joint LifePay Plus rider on the contract date, the initial ING Joint LifePay Plus Base is equal to the initial premium (excluding any credit on the premium, or premium credit, available with your Contract).

2)	If you purchased the ING Joint LifePay Plus rider after the contract date, the initial ING Joint LifePay Plus Base is equal to the contract value on the effective date of the ING Joint LifePay Plus rider (excluding any premium credits applied during the preceding 36 months).

During the Growth Phase, the initial ING Joint LifePay Plus Base is increased dollar-for-dollar by any premiums received, excluding any credits on premiums, or premium credits, applied to your Contract during the preceding 36 months (“eligible premiums”). In addition, on each quarterly contract anniversary, the ING Joint LifePay Plus Base is recalculated as the greater of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation). This is referred to as a quarterly “ratchet.”

Also, on each of the first five contract anniversaries ONLY after the youngest active spouse reaches age 65, the ING Joint LifePay Plus Base is recalculated as the greatest of:

  The current ING Joint LifePay Plus Base; or
  The current Contract value (excluding any premium credits applied during the 36 months preceding the calculation); and
  The ING Joint LifePay Plus Base on the previous contract anniversary, increased by 7%, plus any eligible premiums and minus any third-party investment advisory fees paid from your contract during the year.
  This is referred to as an annual “step-up.” (Any premium credits applied during the prior 36 months areexcluded from the eligible premiums with a step-up.)

Please note that if this rider is added after the contract date, then the first opportunity for a step-up will be on the first contract anniversary following a complete contract year that the youngest active spouse is age 65 after the rider date.

The ING Joint LifePay Plus Base has no additional impact on the calculation of annuity payments or withdrawal benefits.

Currently, any additional premiums paid during the Withdrawal Phase are not eligible premiums for purposes of determining the ING Joint LifePay Plus Base or the Maximum Annual Withdrawal; however, we reserve the right to treat such premiums as eligible premiums at our discretion, in a nondiscriminatory manner. Premiums received during the Withdrawal Phase do increase the contract value used to determine the reset Maximum Annual Withdrawal under the benefit reset feature of the ING Joint LifePay Plus rider (see “ING Joint LifePay Plus Reset,” below). We reserve the right to discontinue allowing premium payments during the Withdrawal Phase.

     Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, ONLY IF the quarterly contract anniversary following the youngest active spouse’s 65th birthday has not yet passed. This status will then continue until the earliest of:

1)	quarterly contract anniversary following the youngest active spouse’s 65th birthday, provided the contract owner does not decline the change to Lifetime Guaranteed Withdrawal Status;

2)	reduction of the ING Joint LifePay Plus Base to zero, at which time the rider will terminate;

3)	the date annuity payments begin (see “The Income Phase”);

4)	reduction of the Contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

5)	reduction of the Contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Automatic Periodic Benefit Status,” below);

6)	the surrender of the Contract; or

7)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural person owner), unless your spouse beneficiary elects to continue the Contract.

You will receive prior notice, of not less than 30 days, if you are in the Guaranteed Withdrawal Status and become eligible for the Lifetime Guaranteed Withdrawal Status. This notice will explain the change, its impact to you and your options. You may decline this change. Automatic reset into the Lifetime Guaranteed Withdrawal Status could result in a lower Maximum Annual Withdrawal. However, this action will also apply to all future resets (see below) and cannot be reversed. As described below, certain features of the ING Joint LifePay Plus rider may differ depending upon whether you are in Lifetime Guaranteed Withdrawal Status.

The rider’s status changes to Automatic Periodic Benefit Status if you declined reset into the Lifetime Guaranteed Withdrawal Status and in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Automatic Periodic Benefit Status, other than the payments as provided under the ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the contract value to zero, please see “Automatic Periodic Benefit Status,” below. As described below, certain features of the ING Joint LifePay Plus rider may differ depending on whether you are in Guaranteed Withdrawal Status.

     Lifetime Guaranteed Withdrawal Status. This status begins on the date of the first withdrawal, provided the quarterly contract anniversary following the youngest active spouse’s 65th birthday has passed. If your first withdrawal is taken before this date, then the Lifetime Guaranteed Withdrawal Status will automatically begin on the quarterly contract anniversary following the youngest active spouse’s 65th birthday. This status continues until the earliest of:

1)	the date annuity payments begin (see “The Income Phase”);

2)	reduction of the contract value to zero by a withdrawal in excess of the Maximum Annual Withdrawal;

3)	reduction of the contract value to zero by a withdrawal less than or equal to the Maximum Annual Withdrawal (see “Lifetime Automatic Periodic Benefit Status,” below);

4)	the surrender of the contract; or

5)	the death of the owner (first owner, in the case of joint owners; annuitant, in the case of a non-natural owner), unless your active spouse beneficiary elects to continue the contract.

The rider’s status changes to Lifetime Automatic Periodic Benefit Status in the event contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal, including due to poor market performance. In Lifetime Automatic Periodic Benefit Status, other than the payments as provided under the ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits). Otherwise, if contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and rider will terminate without value. For more information about the effect of a withdrawal reducing the Contract value to zero, please see “Lifetime Automatic Periodic Benefit Status” below. As described below, certain features of the ING Joint LifePay Plus rider may differ depending on whether you are in the Lifetime Guaranteed Withdrawal Status.

     Determination of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal is determined on the date the Withdrawal Phase begins. It equals a percentage of the greater of 1) the contract value and 2) the ING Joint LifePay Plus Base as of the last day of the Growth Phase. The first withdrawal after the effective date of the ING Joint LifePay Plus rider (which causes the end of the Growth Phase) is treated as occurring on the first day of the Withdrawal Phase, immediately after calculation of the Maximum Annual Withdrawal. The Maximum Annual Withdrawal percentage, which varies by age of the youngest active spouse on the date the Withdrawal Phase begins, is as follows:

Youngest Active	Maximum Annual
Spouse’s Age	Withdrawal Percentage

0-75*	5%*

76-80	6%

81+	7%

* If the Withdrawal Phase begins before the quarterly contract anniversary on or after the younger spouse reaches age 65, withdrawals in a contract year up to the Maximum Annual Withdrawal will reduce the ING Joint LifePay Plus Base dollar-for-dollar, under what your rider refers to as the “Standard Withdrawal Benefit.” Then, on the quarterly contract anniversary on or after the younger spouse reaches age 65, the ING Joint LifePay Plus Base will automatically be reset to the current Contract value (excluding any premium credits applied during the preceding 36 months), if greater, and the Maximum Annual Withdrawal will be recalculated.

Once determined the Maximum Annual Withdrawal percentage never changes for the contract. This is important to keep in mind in deciding when to take your first withdrawal because the younger you are at that time, the lower the Maximum Annual Withdrawal percentage.

If the Contract’s annuity commencement date is reached while you are in the ING Joint LifePay Plus rider’s Growth Phase, then you may elect a life only annuity option, in lieu of the Contract’s other annuity options, under which we will pay the greater of the annuity payout under the Contract and equal annual payments of the Maximum Annual Withdrawal, provided that, if both spouses are active, payments under the life only annuity option will be calculated using the joint life expectancy table for both spouses. If only one spouse is active, payments will be calculated using the single life expectancy table for the active spouse.

Whether the Maximum Annual Withdrawal is subject to change depends on the extent of your withdrawals. The amount of your withdrawal or withdrawals in a contract year that, when added together, do not exceed the Maximum Withdrawal Amount do not reduce the Maximum Withdrawal Amount. However, if the total amount of your withdrawals in any contract year exceeds the Maximum Annual Withdrawal, then the Maximum Annual Withdrawal will be reduced in the same proportion as the contract value is reduced by the excess withdrawal.

For this purpose, an excess withdrawal is the lesser of the amount by which your total withdrawals in a contract year exceed the Maximum Annual Withdrawal and the amount of your present request for a withdrawal. The amount of any applicable premium credit deduction (recapture) or surrender charges are not included in determining whether the total amount of your withdrawals in a contract year exceeds the Maximum Annual Withdrawal and triggers a pro-rata reduction. However, in the event that the Maximum Annual Withdrawal is to be subject to a pro-rata reduction because of an excess withdrawal, the amount by which the Maximum Annual Withdrawal will be reduced will include any premium credit deduction and surrender charges. See Appendix G, Illustration 1 and 2 for examples of this concept.

     Required Minimum Distributions. Withdrawals taken from the contract to satisfy the Required Minimum Distribution rules of the Tax Code are considered withdrawals for purposes of the ING Joint LifePay Plus rider, and will begin the Withdrawal Phase if the Withdrawal Phase has not already started. Any such withdrawal that exceeds the Maximum Annual Withdrawal for a specific contract year will not be deemed excess withdrawals in that contract year for purposes of the ING Joint LifePay Plus rider, subject to the following:

1)	If the contract owner’s Required Minimum Distribution for a calendar year (determined on a date on or before January 31 of that year), applicable to the contract, is greater than the Maximum Annual Withdrawal on that date, an Additional Withdrawal Amount will be set equal to that portion of the Required Minimum Distribution that exceeds the Maximum Annual Withdrawal.

2)	Once you have taken the Maximum Annual Withdrawal for the then current contract year, the dollar amount of any additional withdrawals will count first against and reduce any unused Additional Withdrawal Amount for the previous calendar year followed by any Additional Withdrawal Amount for the current contract year – without being deemed an excess withdrawal.

3)	In the event of any withdrawals that exceed the Maximum Annual Withdrawal and all available Additional Withdrawal Amounts, the dollar amount of these withdrawals will be deemed excess withdrawals that cause the Maximum Annual Withdrawal to be reduced on a pro-rata basis, as described above.

4)	The Additional Withdrawal Amount is available on a calendar year basis and is recalculated every January, reset to equal that portion of the Required Minimum Distribution for that calendar year that exceeds the Maximum Annual Withdrawal on that date. Any unused amount of the Additional Withdrawal Amount carries over into the next calendar year.

5)	The Additional Withdrawal Amount does not change in the event you choose to reset the Maximum Annual Withdrawal Amount. See “ING Joint LifePay Plus Reset Option” below. The Additional Withdrawal Amount is only subject to change when the Additional Withdrawal Amount is reset as described above.

See Appendix G, Illustrations 3 and 4.

     Investment Advisory Fees. Withdrawals taken pursuant to a program established by the owner for the payment of investment advisory fees to a named third party investment adviser for advice on management of the contract’s values will not cause the Withdrawal Phase to begin. During the Growth Phase, such withdrawals reduce the ING Joint LifePay Plus Base on a dollar-for-dollar basis, and during the Withdrawal Phase, these withdrawals are treated as any other withdrawal.

     Automatic Periodic Benefit Status. If the Contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the Contract and the rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal” above.

If the Contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the rider is in Guaranteed Withdrawal Status, the rider will enter Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider, you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal, until the remaining ING Joint LifePay Plus Base is exhausted.

When the rider enters Automatic Periodic Benefit Status:

1)	other than as provided under the ING Joint LifePay Plus rider, the Contract will provide no further benefits (including death benefits);

2)	no further premium payments will be accepted; and

3)	any other riders attached to the Contract will terminate, unless otherwise specified in that rider.

During Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. These payments will continue until the ING Joint LifePay Plus Base is reduced to zero, at which time the rider will terminate without value.

If when the ING Joint LifePay Plus rider enters Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full Contract year following the date the rider enters Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the Contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of contract value will be withdrawn from your Contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the rider enters Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the Contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each Contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-Contract year or Contract year, as applicable.

     Lifetime Automatic Periodic Benefit Status. If the contract value is reduced to zero by a withdrawal in excess of the Maximum Annual Withdrawal, the contract and the ING Joint LifePay Plus rider will terminate without value due to the pro-rata reduction described in “Determination of the Maximum Annual Withdrawal,” above.

If the contract value is reduced to zero for a reason other than a withdrawal in excess of the Maximum Annual Withdrawal while the ING Joint LifePay Plus rider is in Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay Plus rider will enter Lifetime Automatic Periodic Benefit Status and you are no longer entitled to make withdrawals. Instead, under the ING Joint LifePay Plus rider you will begin to receive periodic payments in an annual amount equal to the Maximum Annual Withdrawal.

When the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status:

1)	other than as provided under the ING Joint LifePay Plus rider, the contract will provide no further benefits (including death benefits);

2)	no further premium payments will be accepted; and

3)     any other riders attached to the contract will terminate, unless otherwise specified in that rider.

During Lifetime Automatic Periodic Benefit Status, we will pay you periodic payments in an annual amount that is equal to the Maximum Annual Withdrawal. The time period for which we will make these payments will depend upon whether one or two spouses are active under the ING Joint LifePay Plus rider at the time this status begins. If both spouses are active under the ING Joint LifePay Plus rider, these payments will cease upon the death of the second spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without further value. If only one spouse is active under the ING Joint LifePay Plus rider, the payments will cease upon the death of the active spouse, at which time both the ING Joint LifePay Plus rider and the contract will terminate without value.

If when the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status your net withdrawals to date are less than the Maximum Annual Withdrawal for that contract year, then we will pay you the difference immediately. The periodic payments will begin on the last day of the first full contract year following the date the rider enters Lifetime Automatic Periodic Benefit Status and will continue to be paid annually thereafter.

You may elect to receive systematic withdrawals pursuant to the terms of the contract. Under a systematic withdrawal, either a fixed amount or an amount based upon a percentage of the contract value will be withdrawn from your contract and paid to you on a scheduled basis, either monthly, quarterly or annually. If, at the time the ING Joint LifePay Plus rider enters Lifetime Automatic Periodic Benefit Status, you are receiving systematic withdrawals under the contract more frequently than annually, the periodic payments will be made at the same frequency in equal amounts such that the sum of the payments in each contract year will equal the annual Maximum Annual Withdrawal. Such payments will be made on the same payment dates as previously set up, if the payments were being made monthly or quarterly. If the payments were being made semi-annually or annually, the payments will be made at the end of the half-contract year or contract year, as applicable.

     ING Joint LifePay Plus Reset. Once the Lifetime Guaranteed Withdrawal Status begins and the Maximum Annual Withdrawal has been determined, on each quarterly contract anniversary we will increase (or “reset”) the ING Joint LifePay Plus Base to the current Contract value (excluding any premium credits applied during the 36 months preceding the calculation), if the Contract value is higher. The Maximum Annual Withdrawal will also be recalculated, and the remaining portion of the new Maximum Annual Withdrawal will be available for withdrawal immediately. This reset ONLY occurs when the rider is in Lifetime Guaranteed Withdrawal Status, and is automatic.

We reserve the right to change the charge for this rider with a reset. In this event, you will receive prior notice, of not less than 30 days, which explains the change, its impact to you and your options. You may decline this change (and the reset). However, this action will apply to all future resets and cannot be reversed.

Investment Option Restrictions.

While the ING Joint LifePay Plus rider is in effect, there are limits on the portfolios to which your contract value may be allocated. Contract value allocated to portfolios other than Accepted Funds will be rebalanced so as to maintain at least 20% of such contract value in the Fixed Allocation Funds. See “Fixed Allocation Funds Automatic Rebalancing,” below. We have these restrictions to mitigate the insurance risk inherent in our guarantees with this rider. We require this allocation regardless of your investment instructions to the Contract. The timing of when and how we apply these restrictions is discussed further below.

     Accepted Funds. Currently Accepted Funds are [TO BE UPDATED BY AMENDMENT.]: ING Franklin Templeton Founding Strategy Portfolio; ING LifeStyle Moderate Portfolio; ING LifeStyle Moderate Growth Portfolio; ING LifeStyle Growth Portfolio; ING MFS Total Return Portfolio; ING T. Rowe Price Capital Appreciation Portfolio; ING Van Kampen Equity and Income Portfolio; ING Liquid Assets Portfolio; Fixed Account II; and the Fixed Interest Division. We may change these designations at any time upon 30 days notice to you. If a change is made, the change will apply to contract value allocated to such portfolios after the date of the change.

     Fixed Allocation Funds. The ING VP Intermediate Bond Portfolio and the ING PIMCO Core Bond Portfolio are designated as the Fixed Allocation Funds. You may allocate contract value to one or both Fixed Allocation Funds. We consider the ING VP Intermediate Bond Portfolio to be the default Fixed Allocation Fund with Fixed Allocation Funds Automatic Rebalancing.

     Other Funds. All portfolios available under the contract other than Accepted Funds or the Fixed Allocation Funds are considered Other Funds.

     Fixed Allocation Funds Automatic Rebalancing. If the contract value in the Fixed Allocation Funds is less than 20% of the total contract value allocated to both the Fixed Allocation Funds and Other Funds on any ING Joint LifePay Plus Rebalancing Date, we will automatically rebalance the contract value allocated to the Fixed Allocation Funds and Other Funds so that 20% of this amount is allocated to the Fixed Allocation Funds. Accepted Funds are excluded from Fixed Allocation Funds Automatic Rebalancing. Any rebalancing is done on a pro-rata basis from the Other Funds to the Fixed Allocation Funds and will be the last transaction processed on that date. The ING Joint LifePay Plus Rebalancing Dates occur on each contract anniversary and after the following transactions:

1)	receipt of additional premiums;

2)	transfer or reallocation among the Fixed Allocation Funds or Other Funds, whether automatic or specifically directed by you; and

3)	withdrawals from the Fixed Allocation Funds or Other Funds.

Fixed Allocation Funds Automatic Rebalancing is separate from any other automatic rebalancing under the contract. However, if the other automatic rebalancing under the contract causes the allocations to be out of compliance with the investment option restrictions noted above, Fixed Allocation Funds Automatic Rebalancing will occur immediately after the automatic rebalancing to restore the required allocations. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing.” You will be notified that Fixed Allocation Funds Automatic Rebalancing has occurred, along with your new allocations, by a confirmation statement that will be mailed to you after Fixed Allocation Funds Automatic Rebalancing has occurred.

In certain circumstances, Fixed Allocation Funds Automatic Rebalancing may result in a reallocation into the Fixed Allocation Funds even if you have not previously been invested in it. See “Appendix H – Examples of Fixed Allocation Funds Automatic Rebalancing, Example I.” By electing to purchase the ING Joint LifePay Plus rider, you are providing the Company with direction and authorization to process these transactions, including reallocations into the Fixed Allocation Funds. You should not purchase the ING Joint LifePay Plus rider if you do not wish to have your contract value reallocated in this manner.

     Divorce. Generally, in the event of a divorce, the spouse who retains ownership of the contract will continue to be entitled to all rights and benefits of the ING Joint LifePay Plus rider, while the ex-spouse will no longer have any such rights or be entitled to any such benefits. In the event of a divorce during Lifetime Guaranteed Withdrawal Status, the ING Joint LifePay Plus rider continues, and terminates upon the death of the owner (first owner in the case of joint owners, or the annuitant in the case of a custodial IRA). Although spousal continuation may be available under the Tax Code for a subsequent spouse, the ING Joint LifePay Plus rider cannot be continued by the new spouse. As the result of the divorce, we may be required to withdraw assets for the benefit of an ex-spouse. Any such withdrawal will be considered a withdrawal for purposes of the Maximum Annual Withdrawal amount. In other words, if a withdrawal incident to a divorce exceeds the Maximum Annual Withdrawal amount, it will be considered an excess withdrawal. See “Determination of the Maximum Annual Withdrawal,” above. As noted, in the event of a divorce there is no change to the Maximum Annual Withdrawal and we will continue to deduct charges for the ING Joint LifePay Plus rider.

In the event of a divorce during Lifetime Automatic Periodic Benefit Status, there will be no change to the periodic payments made. Payments will continue until both spouses are deceased.

     Death of Owner. The death of the owner (or in the case of joint owners, the first owner, or for custodial IRAs, the annuitant) may cause the termination of the ING Joint LifePay Plus rider and its charges, depending upon whether one or both spouses are in active status at the time of death, as described below.

1)	If both spouses are in active status: If the surviving spouse elects to continue the contract and becomes the sole owner and annuitant, the ING Joint LifePay Plus rider will remain in effect pursuant to its original terms and ING Joint LifePay Plus coverage and charges will continue. As of the date the contract is continued, the Joint LifePay Plus Base will be reset to the current Contact value, if greater, and the Maximum Annual Withdrawal will recalculated as the Maximum Annual Withdrawal percentage multiplied by the new Joint LifePay Plus Base on the date the contract is continued.

However, under no circumstances will this recalculation result in a reduction to the Maximum Annual Withdrawal.

If the surviving spouse elects not to continue the contract, ING Joint LifePay Plus rider coverage and charges will cease upon the earlier of payment of the death benefit or notice that an alternative distribution option has been chosen.

2)	If the surviving spouse is in inactive status: The ING Joint LifePay Plus rider terminates and ING Joint LifePay Plus coverage and charges cease upon the date of death of the last Active Spouse.

     Change of Owner or Annuitant. Other than as a result of spousal continuation, you may not change the annuitant. The ING Joint LifePay Plus rider and rider charges will terminate upon change of owner, including adding an additional owner, except for the following ownership changes:

1)	spousal continuation by an active spouse, as described above;

2)	change of owner from one custodian to another custodian for the benefit of the same individual;

3)	change of owner from a custodian for the benefit of an individual to the same individual (in order to avoid the owner’s spouse from being designated inactive, the owner’s spouse must be named sole beneficiary under the contract);

4)	change of owner from an individual to a custodian for the benefit of the same individual;

5)	collateral assignments;

6)	for nonqualified contracts only, the addition of a joint owner, provided that the additional joint owner is the original owner’s spouse and is active when added as joint owner;

7)	for nonqualified contracts, removal of a joint owner, provided the removed joint owner is active and becomes the primary contract beneficiary; and

8)	change of owner where the owner becomes the sole primary beneficiary and the sole primary beneficiary becomes the owner if both were active spouses at the time of the change.

     Surrender Charges. If you elect the ING Joint LifePay Plus rider, the amount of your withdrawals will be subject to surrender charges if they exceed the free withdrawal amount. However, once your contract value is zero, the periodic payments under the ING Joint LifePay Plus rider are not subject to surrender charges, nor will these amounts be subject to any other charges under the contract. See Appendix [___] for examples.

     Federal Tax Considerations. For more information about the tax treatment of amounts paid to you under the ING Joint LifePay Plus rider, see “Federal Tax Considerations – Tax Consequences of Living Benefits and Death Benefit.”

7. Add APPENDIX I:

APPENDIX I

ING LifePay Plus and ING Joint LifePay Plus Partial Withdrawal Amount Examples

The following are examples of adjustments to the Maximum Annual Withdrawal amount for withdrawals in excess of the Maximum Annual Withdrawal:

Illustration 1: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal, including surrender and/or MVA charges.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $500 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $300 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $200 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, then there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $7,000 ($3,000 + $500 + $1,500 + $300 + $1,500 + $200). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal ($7,000 - $5,000 = $2,000), and the amount of the current gross withdrawal ($1,500 + 200 = $1,700.

If the Account Value before this withdrawal is $50,000, then the Maximum Annual Withdrawal is reduced by 3.40% ($1,700 / $50,000) to $4,830 ((1 - 3.40%) * $5,000).

Illustration 2: Adjustment to the Maximum Annual Withdrawal amount for a withdrawal in excess of the Maximum Annual Withdrawal.

Assume the Maximum Annual Withdrawal is $5,000.

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Because total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, there is an adjustment to the Maximum Annual Withdrawal.

Total gross withdrawals during the contract year are $6,000 ($3,000 + $1,500 + $1,500). The adjustment is the lesser of the amount by which the total gross withdrawals for the year exceed the Maximum Annual Withdrawal, $1,000, and the amount of the current gross withdrawal, $1,500.

If the Account Value after the part of the gross withdrawal that was within the Maximum Annual Withdrawal, $500, is $49,500, then the Maximum Annual Withdrawal is reduced by 2.02% ($1,000 / $49,500) to $4,899 ((1 - 2.02%) * $5,000).

Illustration 3: A withdrawal exceeds the Maximum Annual Withdrawal amount but does not exceed the Additional Withdrawal Amount.

Assume the Maximum Annual Withdrawal is $5,000. The Required Minimum Distribution for the current calendar year applicable to this contract is determined to be $6,000. The Additional Withdrawal Amount is set equal to the excess of this amount above the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000).

The first withdrawal taken during the contract year is $3,000 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. The Maximum Annual Withdrawal is not exceeded because total net withdrawals, $4,500, do not exceed the Maximum Annual Withdrawal, $5,000.

The next withdrawal taken during the contract year is $1,500 net, with $0 of surrender charges, and/or MVA charges. Total net withdrawals taken, $6,000, exceed the Maximum Annual Withdrawal, $5,000, however, the Maximum Annual Withdrawal is not adjusted until the Additional Withdrawal Amount is exhausted. The amount by which total net withdrawals taken exceed the Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000), is the same as the Additional Withdrawal Amount, so no adjustment to the Maximum Annual Withdrawal is made. If total net withdrawals taken had exceeded the sum of the Maximum Annual Withdrawal and the Additional Withdrawal Amount, then an adjustment would be made to the Maximum Annual Withdrawal.

Illustration 4: The Additional Withdrawal Amount at the end of the calendar year before it is withdrawn.

Assume the most recent contract date was July 1, 2007 and the Maximum Annual Withdrawal is $5,000. Also assume RMDs, applicable to this contract, are $6,000 and $5,000 for 2008 and 2009 calendar years respectively.

Between July 1, 2007 and December 31, 2007, a withdrawal of $5,000 is taken which exhausts the Maximum Annual Withdrawal.

On January 1, 2008, the Additional Withdrawal Amount is set equal to the excess of the 2008 RMD above the existing Maximum Annual Withdrawal, $1,000 ($6,000 - $5,000. Note that the Maximum Annual Withdrawal has been exhausted however is still used to calculate the Additional Withdrawal Amount.

The owner now has until December 31, 2009 to take the newly calculated Additional Withdrawal Amount of $1,000. The owner decides not to take the Additional Withdrawal Amount of $1,000 in 2008.

On January 1, 2009, the Additional Withdrawal Amount is set equal to the excess of the 2009 RMD above the existing Maximum Annual Withdrawal, $0 ($5,000 - $5,000). Note that the Additional Withdrawal Amount of $1,000 from the 2008 calendar year carries over into the 2009 calendar year and is available for withdrawal.

Illustration 5: The Reset Occurs.

Assume the Maximum Annual Withdrawal is $5,000 and the Maximum Annual Withdrawal percentage is 5%.

One year after the first withdrawal is taken, the contract value has increased to $120,000, and the Reset occurs. The Maximum Annual Withdrawal is now $6,000 ($120,000 * 5%).

One year after the Reset, the contract value has increased further to $130,000. The Reset occurs again, and the Maximum Annual Withdrawal is now $6,500 ($130,000 * 5%).

The Prospectus, dated September 4, 2007, is incorporated into Part A of this Post-Effective Amendment No.
24 by reference to Post-Effective Amendment No. 23 to this Registration Statement, as filed on August 28,
2007 (Accession No. 0000836687-07-000313).

                                                                      PART B

The Statement of Additional Information, dated September 4, 2007, is incorporated into Part B of this Post-
Effective Amendment No. 24 by reference to Post-Effective Amendment No. 23 to this Registration
Statement, as filed on August 28, 2007 (Accession No. 0000836687-07-000313).

PART C -- OTHER INFORMATION

ITEM 24: FINANCIAL STATEMENTS AND EXHIBITS

(a) FINANCIAL STATEMENTS:

(1)	Included in Part A:

Condensed Financial Information

(2)	Included in Part B:

Statutory Basis Financial Statements of ReliaStar Life Insurance Company of New York:

Report of Independent Registered Public Accounting Firm

Statements of Operations - Statutory Basis for the years ended December 31, 2006 and 2005

Balance Sheets - Statutory Basis as of December 31, 2006 and 2005

Statements of Changes in Capital and Surplus - Statutory Basis for the years ended December 31, 2006 and 2005

Statements of Cash Flows - Statutory Basis for the years ended December 31, 2006 and 2005

Notes to Financial Statements

Financial Statements of Separate Account NY-B:

Report of Independent Registered Public Accounting Firm

Statements of Assets and Liabilities as of December 31, 2006

Statements of Operations for the year ended December 31, 2006

Statements of Changes in Net Assets for the years ended December 31, 2006 and 2005

Notes to Financial Statements

(b)
EXHIBITS:

(1)	Resolution of the board of directors of ReliaStar Life Insurance Company of New York authorizing the establishment of the Registrant, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April
5, 2002 (File Nos. 333-85618, 811-07935).

(2)	Custodial Agreement between Registrant and the Bank of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(3)	(a)	Distribution Agreement between the Depositor and Directed Services, Inc., incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar
Life Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Dealers Agreement, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File
Nos. 333-85618, 811-07935).

	(c)	Form of Rule 22c-2 Agreement, incorporated herein by reference to Post-Effective
Amendment No. 10 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 12, 2007 (File Nos. 333-115515, 811-07935).

(4)	(a)	Flexible Premium Deferred Combination Variable and Fixed Annuity Contract (RLNY-IA-
1090), incorporated herein by reference to Pre-Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on November 18, 2002 (File Nos.
333-85618, 811-07935).

	(b)	Premium Credit Rider (RLNY-RA-1089), incorporated herein by reference to Pre-Effective
Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(c)	Premium Credit Disclosure (RLNY-DS-1093), incorporated herein by reference to Pre-
Effective Amendment No. 2 of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on November 18, 2002 (File Nos. 333-85618, 811-07935).

	(d)	403(b) Rider (RLNY-RA-1036), incorporated herein by reference to Post-Effective
Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

	(e)	Simple Individual Retirement Annuity Rider (Group) (RLNY-RA-1026)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-
85618, 811-07935).

	(f)	Simple Individual Retirement Annuity Rider (RLNY-RA-1026)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(g)	Roth Individual Retirement Annuity Rider (Group) (RLNY-RA-1038)(12/02)(CA),
incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File
Nos. 333-85618, 811-07935).

(h)	Roth Individual Retirement Annuity Rider (RLNY-RA-1038)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(i)	Individual Retirement Annuity Rider (Group) (RLNY-RA-1009)(12/02)(CA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form
N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-
07935).

(j)	Section 72 Rider (Group) (FG-RA-1002-08/97), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 1, 2002 (File Nos. 333-85326, 811-07935).

(k)	Section 72 Rider (Individual) (FG-RA-1001-08/95), incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
April 1, 2002 (File Nos. 333-85326, 811-07935).

(l)	Individual Retirement Annuity Rider (RLNY-RA-1009)(12/02)(IA), incorporated herein by reference to Post-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on April 17, 2003 (File Nos. 333-85618, 811-07935).

(m)	Minimum Guaranteed Accumulation Benefit Rider (RLNY-RA-2024), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for
ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on September 20, 2004 (File Nos. 333-115515, 811-
07935).

(n)	Minimum Guaranteed Income Benefit Rider (RLNY-RA-2025) (10/06), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration Statement on Form N-4
for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the
Securities and Exchange Commission on June 4, 2007 (File Nos. 333-85618, 811-07935).

(o)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-2026), incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate Account
NY-B filed with the Securities and Exchange Commission on September 20, 2004 (File Nos.
333-115515, 811-07935).

	(p)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3023), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

	(q)	Minimum Guaranteed Withdrawal Benefit Rider with Reset Option (RLNY-RA-3029), incorporated herein by reference to Post-Effective Amendment No. 19 to a Registration
Statement on Form N-4 for ReliaStar Life Insurance Company of New York Separate
Account NY-B filed with the Securities and Exchange Commission on June 4, 2007 (File
Nos. 333-85618, 811-07935).

	(r)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING LifePay Plus),
TO BE FILED BY AMENDMENT.

	(s)	Minimum Guaranteed Withdrawal Benefit Rider with Automatic Reset (ING Joint LifePay
Plus), TO BE FILED BY AMENDMENT.

(5)	(a)	New York Variable Annuity Application (RLNY-AA-2031) (08/07) (140326), incorporated herein by reference to Post-Effective Amendment No. 23 to a Registration Statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on August 28, 2007 (File Nos. 333-85618,
811-07935).

(6)	(a)	Articles of Incorporation of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 filed with the
Securities and Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(b)	By-Laws of ReliaStar Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form S-6 with the Securities and
Exchange Commission on March 6, 1998 (File Nos. 333-47527, 811-03427).

	(c)	Resolution of board of directors for Powers of Attorney, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(7)		Not applicable.

(8)	(a)	Services Agreement effective November 8, 1996 between Directed Services, Inc. and First
Golden American Life Insurance Company of New York, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

	(b)	Administrative Services Agreement effective November 8, 1996 between First Golden
American Life Insurance Company of New York and Golden American Life Insurance
Company, incorporated herein by reference to the initial filing of a registration statement on
Form N-4 for ReliaStar Life Insurance Company of New York Separate Account NY-B filed with the Securities and Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-
07935).

(c)	Asset Management Agreement effective March 30, 1998 between ReliaStar Life Insurance
Company of New York and ING Investment Management LLC, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life
Insurance Company of New York Separate Account NY-B filed with the Securities and
Exchange Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(d)	Participation Agreement entered into as of the 2nd day of September, 2003, as amended and restated on May 17, 2004 by and among ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company of New York, ING Investors Trust, ING Investments,
LLC, Directed Services, Inc., American Funds Insurance Series and Capital Research and
Management Company, incorporated herein by reference to Post-Effective Amendment No. 8 to Registration Statement on Form N-4 for ING USA Annuity and Life Insurance Company
Separate Account B filed with Securities and Exchange Commission on August 1, 2005 (File
Nos. 333-70600, 811-05626).

(e)	Participation Agreement enter into as of 28th day of April, 2000 between ReliaStar Life
Insurance Company of New York, ING Variable Insurance Trust, ING Mutual Funds
Management Co. LLC and ING Funds Distributor, Inc. incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance
Company of New York Separate Account NY-B filed with the Securities and Exchange
Commission on April 5, 2002 (File Nos. 333-85618, 811-07935).

(f)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York and ING Variable Products Trust, incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

(g)	Form of Participation Agreement between ReliaStar Life Insurance Company of New York,
ProFunds and ProFund Advisors LLC incorporated herein by reference to the initial filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on April 5,
2002 (File Nos. 333-85618, 811-07935).

(h)	Amended and Restated Participation Agreement as of December 30, 2005 by and among
Franklin Templeton Variable Insurance Products Trust/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York and
Directed Services, Inc., incorporated herein by reference to Post-Effective Amendment No.
17 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of
New York Separate Account NY-B filed with the Securities and Exchange Commission on
February 1, 2007 (File Nos. 333-85618, 811-07935).

(i)	Amendment to Participation Agreement as of June 5, 2007 by and between Franklin
Templeton Variable Insurance Products Trust, Franklin/Templeton Distributors, Inc., ING
Life Insurance and Annuity Company, ING USA Annuity and Life Insurance Company,
ReliaStar Life Insurance Company, ReliaStar Life Insurance Company of New York, and
Directed Services, LLC, incorporated herein by reference to Pre-Effective Amendment No. 1 to a Registration Statement on Form N-4 for ReliaStar Life Insurance Company of New York
Separate Account NY-B filed with the Securities and Exchange Commission on July 6, 2007
(File Nos. 333-139695, 811-07935).

(9)	Opinion and Consent of Counsel, TO BE FILED BY AMENDMENT.

(10)	Consent of Independent Registered Public Accounting Firm, TO BE FILED BY
AMENDMENT.

(11)	Not applicable.

(12)	Not applicable.

(13)	Powers of Attorney, incorporated herein by reference to Post-Effective Amendment No. 18 filing of a registration statement on Form N-4 for ReliaStar Life Insurance Company of New
York Separate Account NY-B filed with the Securities and Exchange Commission on April
13, 2007 (File Nos. 333-85618, 811-07935).

ITEM 25: DIRECTORS AND OFFICERS OF THE DEPOSITOR

Name	Principal Business Address	Positions and Offices with Depositor

Donald W. Britton*	5780 Powers Ferry Road	President, Chief Executive Officer and
	Atlanta, GA 30327-4390	Director

David A. Wheat*	5780 Powers Ferry Road	Executive Vice President, Chief Financial
	Atlanta, GA 30327-4390	Officer and Director

William D. Bonneville	1000 Woodbury Road,	Executive Vice President and Chief
	Suite 208	Administrative Officer
Woodbury, NY 11797

James R. Gelder*	20 Washington Avenue South	Chairman and Director
Minneapolis, MN 55401

Catherine H. Smith*	151 Farmington Avenue	Director
Hartford, CT 06156

R. Michael Conley*	2910 Holly Lane	Director
Plymouth, MN 55447

Carol V. Coleman*	1000 Woodbury Road	Director
Suite 208
Woodbury, NY 11797

James F. Lille*	46 Hearthstone Drive	Director
Gansevoort, NY 12831

Charles B. Updike*	60 East 42nd Street	Director
New York, NY 10165

Ross M. Weale*	56 Cove Rd.	Director
South Salem, NY 10590

Robert P. Browne*	5780 Powers Ferry Road	Director and Vice President, Investments
Atlanta, GA 30327-4390

Name	Principal Business Address	Positions and Offices with Depositor
Howard L. Rosen*	1475 Dunwoody Drive	Director, Vice President and Appointed
	West Chester, PA 19380-1478	Actuary

Brian D. Comer*	151 Farmington Avenue	Senior Vice President and Director
Hartford, CT 06156

Curtis W. Olson*	20 Washington Avenue South	Senior Vice President and Director
Minneapolis, MN 55401

Steven T. Pierson*	5780 Powers Ferry Road	Senior Vice President and Chief Accounting
	Atlanta, GA 30327-4390	Officer

Stephen J. Preston	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Boyd G. Combs	5780 Powers Ferry Road	Senior Vice President, Tax
Atlanta, GA 30327-4390

David S. Pendergrass	5780 Powers Ferry Road	Senior Vice President and Treasurer
Atlanta, GA 30327-4390

Harry N. Stout	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

James R. McInnis	1475 Dunwoody Drive	Senior Vice President
West Chester, PA 19380-1478

Valerie G. Brown	5780 Powers Ferry Road	Senior Vice President
Atlanta, GA 3027-4390

Michael L. Emerson	20 Washington Avenue South	CEO, ING Re
Minneapolis, MN 55401

John F. Todd	151 Farmington Avenue	General Counsel
Hartford, CT 06156

Joy M. Benner	20 Washington Avenue South	Secretary
Minneapolis, MN 55401

*Principal delegated legal authority to execute this registration statement pursuant to Power of Attorney.

ITEM 26: PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT

Incorporated herein by reference to Item 26 in Post Effective Amendment No. 40 to Registration Statement on
Form N-4 for ING USA Annuity and Life Insurance Company Separate Account B as filed with the
Securities and Exchange Commission on July 25, 2007 (File Nos. 333-28679, 811-05626).

ITEM 27: NUMBER OF CONTRACT OWNERS

As of August 31, 2007 there are 2,358 qualified contract owners and 1,479 non-qualified contract owners.

ITEM 28: INDEMNIFICATION

ReliaStar Life Insurance Company of New York (“RLNY”) shall indemnify (including therein the prepayment of expenses) any person who is or was a director, officer or employee, or who is or was serving at the request of RLNY as a director, officer or employee of another corporation, partnership, joint venture, trust or other enterprise for expenses (including attorney’s fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him with respect to any threatened, pending or completed action, suit or proceedings against him by reason of the fact that he is or was such a director, officer or employee to the extent and in the manner permitted by law.

RLNY may also, to the extent permitted by law, indemnify any other person who is or was serving RLNY in any capacity. The Board of Directors shall have the power and authority to determine who may be indemnified under this paragraph and to what extent (not to exceed the extent provided in the above paragraph) any such person may be indemnified.

A corporation may procure indemnification insurance on behalf of an individual who is or was a director of the corporation. ING America Insurance Holdings, Inc. maintains a Professional Liability umbrella insurance policy issued by an international insurer. The policy covers ING America Insurance Holdings, Inc. and any company in which ING America Insurance Holdings, Inc. has a controlling interest of 50% or more. This would encompass the principal underwriter as well as the depositor. Additionally, the parent company of ING
America Insurance Holdings, Inc., ING Groep N.V., maintains an excess umbrella cover with limits in excess of $125,000,000. The policy provides for the following types of coverage: errors and omissions/professional liability, directors and officers, employment practices, fiduciary and fidelity.

Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended, may be permitted to directors, officers and controlling persons of the Registrant, as provided above or otherwise, the
Registrant has been advised that in the opinion of the SEC such indemnification by the Depositor is against public policy, as expressed in the Securities Act of 1933, and therefore may be unenforceable. In the event that a claim of such indemnification (except insofar as it provides for the payment by the Depositor of expenses incurred or paid by a director, officer or controlling person in the successful defense of any action, suit or proceeding) is asserted against the Depositor by such director, officer or controlling person and the
SEC is still of the same opinion, the Depositor or Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by the Depositor is against public policy as expressed by the Securities Act of
1933 and will be governed by the final adjudication of such issue.

ITEM 29: PRINCIPAL UNDERWRITER

(a) At present, Directed Services LLC, the Registrant’s Distributor, serves as principal underwriter for all contracts issued by ING USA Annuity and Life Insurance Company (“ING USA”). Directed Services LLC is
the principal underwriter for Separate Account A, Separate Account B, Separate Account EQ of ING USA,
ReliaStar Life Insurance Company of New York Separate Account NY-B, Alger Separate Account A of ING
USA and the ING Investors Trust.

(b) The following information is furnished with respect to the principal officers and directors of Directed
Services LLC, the Registrant’s Distributor. The principal business address for each officer and director following is 1475 Dunwoody Drive, West Chester, PA 19380-1478, unless otherwise noted.

Name and Principal Business Address	Positions and Offices with Underwriter
James R. McInnis	Director and President
Robert J. Hughes	Director

Name and Principal Business Address	Positions and Offices with Underwriter
Shaun P. Mathews	Director and Executive Vice President
10 State House Square, Hartford, CT 06103
Richard E. Gelfand	Chief Financial Officer
Kimberly A. Anderson	Senior Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Robert S. Naka	Senior Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Michael J. Roland	Senior Vice President and Assistant
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Secretary
Laurie M. Tillinghast	Senior Vice President
10 State House Square, Hartford, CT 06103
Stanley D. Vyner	Senior Vice President
230 Park Ave 13th Floor, New York, NY 10169
Beth G. Shanker	Broker Dealer Chief Compliance
1290 Broadway Denver, CO. 80203	Officer
Joseph M. O’Donnell	Investment Advisor Chief Compliance
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Officer and Senior Vice President
Julius A. Drelick, III	Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
William A. Evans	Vice President
151 Farmington Avenue Hartford, CT 06156
Todd R. Modic	Vice President
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Alyce L. Shaw	Vice President
David S. Pendergrass	Vice President and Treasurer
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258
Dawn M. Peck	Vice President, Assistant Treasurer and
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258 Assistant Secretary
Joy M. Benner	Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Diana R. Cavender	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Randall K. Price	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Edwina P.J. Steffer	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
Susan M. Vega	Assistant Secretary
20 Washington Avenue South, Minneapolis, MN 55401
G. Stephen Wastek	Assistant Secretary
7337 E Doubletree Ranch Road, Scottsdale, AZ 85258

Name and Principal Business Address	Positions and Offices with Underwriter
James A. Shuchart	General Counsel
Bruce Kuennen	Attorney-in-Fact

(c)
	2006 Net
	Underwriting
Name of Principal	Discounts and	Compensation	Brokerage
Underwriter	Commission	on Redemption	Commissions	Compensation
Directed Services LLC	$429,206,095	$0	$0	$0

ITEM 30: LOCATION OF ACCOUNTS AND RECORDS

All accounts, books and other documents required to be maintained by Section 31(a) of the 1940 Act and the rules under it relating to the securities described in and issued under this Registration Statement are maintained by the Depositor and located at: ReliaStar Life Insurance Company of New York at 1000
Woodbury Road, Suite 208, Woodbury, NY 11797 and 1475 Dunwoody Drive, West Chester, PA 19380.

ITEM 31: MANAGEMENT SERVICES

None.

ITEM 32: UNDERTAKINGS

(a) Registrant hereby undertakes to file a post-effective amendment to this registration statement as frequently as it is necessary to ensure that the audited financial statements in the registration statement are never more that 16 months old so long as payments under the variable annuity contracts may be accepted.

(b) Registrant hereby undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional
Information, or (2) a post card or similar written communication affixed to or included in the prospectus that the applicant can remove to send for a Statement of Additional Information; and,

(c) Registrant hereby undertakes to deliver any Statement of Additional Information and any financial statements required to be made available under this Form promptly upon written or oral request.

(d) Registrant hereby undertakes to mail notices to current contract owners promptly after the happening of significant events related to the guarantee issued by ReliaStar Life Insurance Company of New York with respect to allocation of contract value to a series of the ING GET U.S. Core Portfolio (the “Guarantee”).
These significant events include (i) the termination of the Guarantee; (ii) a default under the Guarantee that has a material adverse effect on a contract owner’s right to receive his or her guaranteed amount on the maturity date; (iii) the insolvency of ReliaStar Life Insurance Company of New York; or (iv) a reduction in the credit rating of ReliaStar Life Insurance Company of New York’s long-term debt as issued by Standard
& Poor’s or Moody’s Investors Service, Inc. to BBB+ or lower or Baa1 or lower, respectively.

During the Guarantee Period, the Registrant hereby undertakes to include in the Registrant’s prospectus, an offer to supply the most recent annual and/or quarterly report of each of ReliaStar Life Insurance Company of New York, or their successors to the Guarantee, free of charge, upon a contract owner’s request.

REPRESENTATIONS

1.	The account meets definition of a “separate account” under federal securities laws.

2.	ReliaStar Life Insurance Company of New York hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by ReliaStar Life Insurance Company of New York.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirement of Securities Act Rule 485(b) for effectiveness of this Post-Effective
Amendment to its Registration Statement on Form N-4 and has caused this Post-Effect Amendment to be signed on its behalf in the City of West Chester and Commonwealth of Pennsylvania, on the 17th day of
September, 2007.

SEPARATE ACCOUNT NY-B
(Registrant)

By:	RELIASTAR LIFE INSURANCE COMPANY
OF NEW YORK
(Depositor)

By:

Donald W. Britton*
President
(principal executive officer)

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

As required by the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed by the following persons in the capacities indicated on September 17, 2007.

Signature	Title
President, Chief Executive Officer

Donald W. Britton*	(principal executive officer)

Chief Accounting Officer

Steven T. Pierson*
DIRECTORS OF THE DEPOSITOR
Signature	Title
Chief Financial Officer

David A. Wheat*	(principal accounting officer)

James R. Gelder*

Donald W. Britton*

Signature	Title

Catherine H. Smith*

R. Michael Conley*

Carol V. Coleman*

James F. Lille*

Charles B. Updike*

Ross M. Weale*

Brian D. Comer*

Curtis W. Olson*

Robert P. Browne*

Howard L. Rosen*

By:	/s/ John S. Kreighbaum
John S. (Scott) Kreighbaum as
Attorney-in-Fact

*Executed by John S. (Scott) Kreighbaum on behalf of those indicated pursuant to Powers of Attorney.